Long-term Debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 23, 2015
New revolving credit facility
Long-term debt
Outstanding balance	$ 0	$ 0
Maximum amount of the Credit Facility	1,000	1,000	$ 1,500
Letter of credit
Long-term debt
Current borrowing capacity	150	150
Antero Water Credit Facility
Long-term debt
Outstanding balance	$ 153	$ 115
Weighted average interest rate (as a percent)	1.94%	2.19%
Antero Water Credit Facility | Minimum
Long-term debt
Commitment fees on the unused portion (as a percent)	0.375%	0.375%
Antero Water Credit Facility | Maximum
Long-term debt
Commitment fees on the unused portion (as a percent)	0.50%	0.50%
Line of credit | Minimum
Long-term debt
Commitment fees on the unused portion (as a percent)	0.25%
Line of credit | Minimum | Predecessor
Long-term debt
Commitment fees on the unused portion (as a percent)		0.25%
Line of credit | Maximum
Long-term debt
Commitment fees on the unused portion (as a percent)	0.375%
Line of credit | Maximum | Predecessor
Long-term debt
Commitment fees on the unused portion (as a percent)		0.375%